INVESTMENTS (SCHEDULE OF INVESTMENTS IN OUR PORTFOLIO RATED BELOW-INVESTMENT GRADE WHICH HAVE BEEN CONTINUOUSLY IN AN UNREALIZED LOSS POSITION 1) (Details) (Fixed Maturities [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2014 issuers
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 6 months prior to sale, Number of issuers	1
Greater than or equal to 6 months and less than 12 months prior to sale, Number of issuers	1
Greater than 12 months prior to sale, Number of issuers	2
Number of issuers, Total	4
Less than 6 months prior to sale, Amortized cost	$ 0.5
Greater than or equal to 6 months and less than 12 months prior to sale, Amortized cost	0.2
Greater than 12 months prior to sale, Amortized cost	5.2
Amortized cost, Total	5.9
Less than 6 months prior to sale, Fair value	0.4
Greater than or equal to 6 months and less than 12 months prior to sale, Fair value	0.2
Greater than 12 months prior to sale, Fair value	3.9
Fair value, Total	$ 4.5